Due to Related Party	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Due to Related Party

NOTE 4 – DUE TO RELATED PARTY

Due to related party represents unsecured advances made by David Boulette, the Company’s CEO, for operating expenses on behalf of the Company such as payment of professional fees. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amount owed to Mr. Boulette at June 30, 2017 and June 30, 2016 is $3,710 and $0, respectively.